Other Assets and Liabilites (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets [Abstract]
Lessee, Operating Lease, Liability, Maturity	The following tables present additional information on leases, excluding leases related to the lease financing businesses:

	December 31, 2023		December 31, 2022
(Dollars in millions)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
ROU assets	$1,057	$10	$1,172	$20
Maturities of lease liabilities:
2024	$288	$3
2025	302	2
2026	253	2
2027	214	2
2028	145	1
Thereafter	345	4
Total lease payments	1,547	14	$1,693	$25
Less: imputed interest	160	2	172	2
Total lease liabilities	$1,387	$12	$1,521	$23
Weighted average remaining term	6.2 years	6.6 years	6.6 years	5.6 years
Weighted average discount rate	3.1%	5.1%	2.7%	3.4%

	Year Ended December 31,
(Dollars in millions)	2023	2022	2021
Operating lease costs	$285	$295	$289

Schedule of Assets Held Under Operating Leases and Related Activities	The following table presents a summary of assets under operating leases held for investment. This table excludes subleases on assets included in premises and equipment.

(Dollars in millions)	Dec 31, 2023	Dec 31, 2022
Assets held under operating leases(1)(2)	$2,160	$2,090
Accumulated depreciation	(583)	(550)
Net	$1,577	$1,540
(1)Includes certain land parcels subject to operating leases that have indefinite lives.
(2)Excludes operating leases held-for-sale that totaled $32 million and $516 million at December 31, 2023 and 2022, respectively.